Employee Stock And Savings Plans (Tables)	12 Months Ended
Jun. 30, 2013
Stock-Based Compensation Expense and Related Income Tax Benefits

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Stock-based compensation expense	$2,406	$2,244	$2,166
Income tax benefits related to stock-based compensation	$842	$785	$758

Assumptions Used in Estimating the Fair Value of Award Grants

The fair value of each award was estimated on the date of grant using the following assumptions:

Year Ended June 30,	2013	2012	2011

Dividends per share (quarterly amounts)	$0.20 - $ 0.23	$0.16 - $ 0.20	$0.13 - $ 0.16
Interest rates range	0.6% - 1.1%	0.7% - 1.7%	1.1% - 2.4%

Stock Plan Activity

During fiscal year 2013, the following activity occurred under our stock plans:

	Shares	Weighted Average Grant-Date Fair Value

	(In millions)

Stock Awards

Nonvested balance, beginning of year	281	$23.91
Granted	104	$28.37
Vested	(90)	$24.49
Forfeited	(22)	$25.10

Nonvested balance, end of year	273	$25.50

During fiscal year 2012 and 2011, the following activity occurred under our stock plans:

(In millions, except fair values)	2012	2011

Stock Awards

Awards granted	110	132
Weighted average grant-date fair value	$24.60	$22.22

Employee Stock Options Outstanding

Employee stock options activity during 2013 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(In millions)		(Years)	(In millions)

Balance, July 1, 2012	22	$18.69
Granted	2	$2.08
Exercised	(19)	$19.26
Canceled	(1)	$14.71

Balance, June 30, 2013	4	$6.88	6.74	$98
Exercisable, June 30, 2013	2	$8.47	5.79	$50

Stock Option Exercise Activity

During the periods reported, the following stock option exercise activity occurred:

(In millions)

	2013	2012	2011

Total intrinsic value of stock options exercised	$197	$456	$222
Cash received from stock option exercises	$382	$1,410	$1,954
Tax benefit realized from stock option exercises	$69	$160	$77

Employee Purchased Shares	Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2013	2012	2011

Shares purchased	20	20	20
Average price per share	$26.81	$25.03	$22.98